Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Liabilities
Total liability-related other changes	$ 4,820	$ 1,005,651
Equity
Total equity-related other changes (Note 14)	108,313	440,211
Total
Liabilities and equity beginning balance	4,029,033	2,743,336
Restated balance			$ 4,134,769
Proceeds from loans and borrowings (Note 16)		973,550
Proceeds from issue of other borrowings (Note 16)	1,037,255	10,332
Proceeds from sale of treasury shares (Note 14)	62,446	2,294
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	(30,965)	(3,955)
Proceeds from sale and leaseback agreement (Note 16)	124,425
Transaction costs related to loans and borrowings (Note 16)	(9,721)	(3,849)
Repayment of borrowings (Note 16)	(1,318,398)	(1,115,894)
Repayment of lease liabilities (Note 16)	(30,214)
Dividend paid	(26,015)	(22,643)
Total changes from financing cash flows	(191,187)	(160,165)
Acquisitions through business combinations (Note 24)		1,312,446
Sale of loans through disposal of subsidiaries (Note 24)		(310,968)
Amortization of transaction costs (Note 16)	4,812	4,173
Amortization of above par issuance (Note 16)	(94)
Translation differences (Note 16)	102
Total equity-related other changes (Note 14)	108,313	440,211
Liabilities and equity ending balance	4,056,715	4,029,033
Loans and borrowings
Liabilities
Liabilities beginning balance	1,560,002	701,091
Restated balance			1,560,002
Proceeds from loans and borrowings (Note 16)		973,550
Proceeds from issue of other borrowings (Note 16)	986,755	0
Proceeds from sale of treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	(9,046)	(3,849)
Repayment of borrowings (Note 16)	(1,318,398)	(910,184)
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(340,689)	59,517
Acquisitions through business combinations (Note 24)		1,106,736
Sale of loans through disposal of subsidiaries (Note 24)		(310,968)
Amortization of transaction costs (Note 16)	4,138	3,626
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total liability-related other changes	4,138	799,394
Liabilities ending balance	1,223,451	1,560,002
Other Notes
Liabilities
Liabilities beginning balance	148,166	147,619
Restated balance			148,166
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	50,500	0
Proceeds from sale of treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	(675)	0
Repayment of borrowings (Note 16)	0	(205,710)
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	49,825	(205,710)
Acquisitions through business combinations (Note 24)		205,710
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	674	547
Amortization of above par issuance (Note 16)	(94)
Translation differences (Note 16)	0
Total liability-related other changes	580	206,257
Liabilities ending balance	198,571	148,166
Other borrowings
Liabilities
Liabilities beginning balance	60,342	50,010
Restated balance			60,342
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	0	10,332
Proceeds from sale of treasury shares (Note 14)	62,446	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	124,425
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	186,871	10,332
Acquisitions through business combinations (Note 24)		0
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total liability-related other changes	0	0
Liabilities ending balance	247,213	60,342
Lease liabilities
Liabilities
Restated balance			105,736
Proceeds from issue of other borrowings (Note 16)	0
Proceeds from sale of treasury shares (Note 14)	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0
Repayment of borrowings (Note 16)	0
Repayment of lease liabilities (Note 16)	(30,214)
Dividend paid	0
Total changes from financing cash flows, liabilities	(30,214)
Amortization of transaction costs (Note 16)	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	102
Total liability-related other changes	102
Liabilities ending balance	75,624
Share capital / premium
Equity
Equity beginning balance	1,941,697	1,388,273
Restated balance			1,941,697
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Acquisitions through business combinations (Note 24)		0
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total equity-related other changes (Note 14)	0	553,424
Equity ending balance	1,941,697	1,941,697
Total
Total equity-related other changes (Note 14)	0	553,424
Reserves
Equity
Equity beginning balance	(2,287)	568
Restated balance			(2,287)
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0	0
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Acquisitions through business combinations (Note 24)		0
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total equity-related other changes (Note 14)	(1,996)	(2,855)
Equity ending balance	(4,283)	(2,287)
Total
Total equity-related other changes (Note 14)	(1,996)	(2,855)
Treasury shares
Equity
Equity beginning balance	(14,651)	(16,102)
Restated balance			(14,651)
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0	5,406
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	(30,965)	(3,955)
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0
Dividend paid	0	0
Total changes from financing cash flows, equity	(30,965)	1,451
Acquisitions through business combinations (Note 24)		0
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total equity-related other changes (Note 14)	0	0
Equity ending balance	(45,616)	(14,651)
Total
Total equity-related other changes (Note 14)	0	0
Retained earnings
Equity
Equity beginning balance	335,764	471,877
Restated balance			$ 335,764
Proceeds from loans and borrowings (Note 16)		0
Proceeds from issue of other borrowings (Note 16)	0	0
Proceeds from sale of treasury shares (Note 14)	0	(3,112)
Proceeds from sale of treasury shares (Note 14)	0
Purchase treasury shares (Note 14)	0	0
Proceeds from sale and leaseback agreement (Note 16)	0
Transaction costs related to loans and borrowings (Note 16)	0	0
Repayment of borrowings (Note 16)	0	0
Repayment of lease liabilities (Note 16)	0
Dividend paid	(26,015)	(22,643)
Total changes from financing cash flows, equity	(26,015)	(25,755)
Acquisitions through business combinations (Note 24)		0
Sale of loans through disposal of subsidiaries (Note 24)		0
Amortization of transaction costs (Note 16)	0	0
Amortization of above par issuance (Note 16)	0
Translation differences (Note 16)	0
Total equity-related other changes (Note 14)	110,309	(110,358)
Equity ending balance	420,058	335,764
Total
Total equity-related other changes (Note 14)	$ 110,309	$ (110,358)